Segment Information by geographical area (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information by geographical area
Schedule of segment information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2023
External sales	55,610	97,662	22,219	21,709	39,928	237,128
Property, plant and equipment, intangible assets, net	16,863	24,486	11,228	38,658	50,764	141,999
Capital expenditures	4,166	3,757	3,153	4,877	8,907	24,860
For the year ended December 31, 2022
External sales	58,411	122,641	33,188	24,582	42,177	280,999
Property, plant and equipment, intangible assets, net	13,080	26,382	13,292	39,410	46,867	139,032
Capital expenditures	1,632	2,743	5,304	3,253	6,870	19,802
For the year ended December 31, 2021
External sales	43,316	85,072	22,998	19,520	34,957	205,863
Property, plant and equipment, intangible assets, net	14,204	29,660	12,229	41,593	41,357	139,043
Capital expenditures	2,157	3,027	1,680	3,696	6,029	16,589